NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2024
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Aerospace and Defense
Precision Aviation Group	(4) (11)	First Lien Term Loan	S +	5.75%	11.06%	12/21/2029	14,777	14,493	14,608	3.72%
Precision Aviation Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.75%	11.06%	12/21/2029	4,886	(47)	(56)	-0.01%
Total Aerospace and Defense								14,446	14,552	3.71%

Air Freight & Logistics
Kenco Group, Inc.	(4)	First Lien Term Loan	S +	5.00%	10.29%	11/15/2029	14,834	14,584	14,834	3.78%
Kenco Group, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	10.29%	11/15/2029	2,479	(40)	-	0.00%
Total Air Freight & Logistics								14,544	14,834	3.78%

Auto Components
Randys Holdings, Inc	(4) (7)	First Lien Term Loan	S +	6.50%	11.81%	11/1/2028	12,961	12,747	12,804	3.26%
Randys Holdings, Inc (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	6.50%	11.81%	11/1/2028	4,375	525	472	0.12%
Total Auto Components								13,272	13,276	3.38%

Beverages
Sunny Sky Products	(4) (11)	First Lien Term Loan	S +	5.25%	10.55%	12/23/2028	3,416	3,385	3,384	0.86%
Sunny Sky Products (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.55%	12/23/2028	856	-	(8)	0.00%
Total Beverages								3,385	3,376	0.86%

Building Products
Tencate	(4) (7) (11)	First Lien Term Loan	S +	4.00%	9.31%	2/21/2031	3,062	3,047	3,048	0.77%
Tencate (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	4.00%	9.31%	2/21/2031	670	-	(3)	0.00%
Vertex Service Partners	(4) (11)	First Lien Term Loan	S +	5.50%	10.82%	11/8/2030	2,269	2,236	2,236	0.57%
Vertex Service Partners (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	10.82%	11/8/2030	4,370	1,973	1,920	0.49%
Total Building Products								7,256	7,201	1.83%

Chemicals
Ascensus Specialties	(4) (7)	First Lien Term Loan	S +	4.35%	9.68%	6/30/2028	14,109	13,916	12,905	3.28%
Chroma Color Corporation (dba Chroma Color)	(4)	First Lien Term Loan	S +	6.00%	11.32%	4/23/2029	3,045	2,991	2,992	0.76%
Chroma Color Corporation (dba Chroma Color) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.32%	4/23/2029	667	(6)	(12)	0.00%
Total Chemicals								16,901	15,885	4.04%

Commercial Services & Supplies
Integrated Power Services	(4)	First Lien Term Loan	S +	4.50%	9.94%	11/22/2028	4,979	4,955	4,929	1.26%
Phaidon International	(4) (8)	First Lien Term Loan	S +	5.50%	10.93%	8/22/2029	17,969	17,830	17,758	4.52%
Total Commercial Services & Supplies								22,785	22,687	5.78%

Construction & Engineering
Contract Land Staff	(4) (11)	First Lien Term Loan	S +	5.00%	10.31%	3/27/2030	3,292	3,260	3,260	0.83%
Contract Land Staff (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	10.31%	3/27/2030	1,317	(3)	(13)	0.00%
ICE USA Infrastructure	(4) (11)	First Lien Term Loan	S +	5.75%	11.08%	3/15/2030	2,875	2,846	2,847	0.72%
MEI Rigging & Crating	(4) (11)	First Lien Term Loan	S +	6.50%	11.83%	6/29/2029	5,512	5,412	5,465	1.39%
MEI Rigging & Crating (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.50%	11.83%	6/29/2029	877	(4)	(7)	0.00%
WSB Engineering Holdings Inc.	(4) (11)	First Lien Term Loan	S +	6.00%	11.34%	8/31/2029	3,140	3,097	3,096	0.79%
WSB Engineering Holdings Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.34%	8/31/2029	2,100	1,455	1,440	0.37%
Total Construction & Engineering								16,063	16,088	4.10%

Construction Materials
Sciens Building Solutions, LLC	(4) (7)	First Lien Term Loan	S +	5.75%	11.18%	12/15/2027	9,992	9,859	9,895	2.52%
Sciens Building Solutions, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.75%	11.18%	12/15/2027	5,277	3,498	3,480	0.89%
Total Construction Materials								13,357	13,375	3.41%

Containers & Packaging
Five Star Packing	(10) (11)	First Lien Term Loan	S +	4.25%	9.57%	5/5/2029	5,522	5,457	5,484	1.39%
Impact Environmental Group	(4)	First Lien Term Loan	S +	6.00%	11.41%	3/23/2029	3,624	3,559	3,630	0.92%
Impact Environmental Group (Delayed Draw)	(4)	First Lien Term Loan	S +	6.00%	11.41%	3/23/2029	1,693	1,685	1,696	0.43%
Impact Environmental Group (Delayed Draw) (Incremental 2024)	(4) (6)	First Lien Term Loan	S +	6.00%	11.41%	3/23/2029	1,524	(4)	3	0.00%
Impact Environmental Group (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S +	6.00%	11.41%	3/23/2029	3,291	1,300	1,320	0.34%
Impact Environmental Group (Incremental)	(4) (11)	First Lien Term Loan	S +	6.00%	11.41%	3/23/2029	743	729	744	0.19%
Online Labels Group	(4) (11)	First Lien Term Loan	S +	5.25%	10.61%	12/19/2029	1,603	1,588	1,595	0.41%
Online Labels Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.61%	12/19/2029	195	-	(1)	0.00%
Online Labels Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.61%	12/19/2029	195	-	(1)	0.00%
Pelican Products	(7) (10)	First Lien Term Loan	S +	4.25%	9.81%	12/29/2028	7,820	7,763	7,290	1.86%
Resource Label Group	(7) (10)	First Lien Term Loan	S +	4.25%	9.69%	7/7/2028	4,841	4,832	4,800	1.22%
Spartech	(4) (7)	First Lien Term Loan	S +	4.75%	10.07%	5/6/2028	9,799	9,799	7,895	2.01%
Total Containers & Packaging								36,708	34,455	8.77%

Distributors
Aramsco	(4) (7) (11)	First Lien Term Loan	S +	4.75%	10.06%	10/10/2030	2,980	2,923	2,980	0.76%
Aramsco (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	4.75%	10.06%	10/10/2030	520	-	-	0.00%
Motion & Control Enterprises	(4) (11)	First Lien Term Loan	S +	5.50%	11.49%	6/1/2028	4,032	3,986	4,018	1.02%
Motion & Control Enterprises (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	11.49%	6/1/2028	11,098	10,823	10,797	2.75%
Rhino Tool House	(4)	First Lien Term Loan	S +	6.25%	11.73%	4/4/2029	4,666	4,582	4,673	1.19%
Rhino Tool House (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.25%	11.73%	4/4/2029	1,092	1,067	1,073	0.27%
Total Distributors								23,381	23,541	5.99%

Diversified Consumer Services
Excel Fitness	(4) (11)	First Lien Term Loan	S +	5.25%	10.70%	4/27/2029	11,820	11,708	11,626	2.96%
Total Diversified Consumer Services								11,708	11,626	2.96%

Diversified Financial Services
KRIV Acquisition, Inc	(4) (11)	First Lien Term Loan	S +	6.50%	11.80%	7/6/2029	9,800	9,547	9,528	2.43%
KRIV Acquisition, Inc (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.50%	11.80%	7/6/2029	1,466	(17)	(41)	-0.01%
Total Diversified Financial Services								9,530	9,487	2.42%

Electronic Equipment, Instruments & Components
Infinite Electronics (Incremental)	(4) (7)	First Lien Term Loan	S +	6.25%	11.83%	3/2/2028	2,505	2,444	2,425	0.62%
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS)	(4)	First Lien Term Loan	S +	6.50%	11.96%	1/19/2029	6,948	6,833	6,958	1.77%
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.50%	11.96%	1/19/2029	1,732	(28)	2	0.00%
Total Electronic Equipment, Instruments & Components								9,249	9,385	2.39%

Energy Equipment & Services
National Power	(4) (11)	First Lien Term Loan	S +	6.00%	11.34%	10/22/2029	2,733	2,693	2,694	0.69%
National Power (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.34%	10/22/2029	1,473	(3)	(21)	-0.01%
Ovation Holdings, Inc.	(4)	First Lien Term Loan	S +	6.25%	11.71%	2/5/2029	7,013	6,881	7,006	1.78%
Ovation Holdings, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.25%	11.71%	2/5/2029	1,658	1,340	1,356	0.35%
Total Energy Equipment & Services								10,911	11,035	2.81%

Food Products
Bakeovations Intermediate, LLC (d/b/a Commercial Bakeries)	(4) (8) (11)	First Lien Term Loan	S +	6.25%	11.31%	9/25/2029	7,394	7,260	7,254	1.85%
Sugar Foods	(4) (7) (11)	First Lien Term Loan	S +	6.00%	11.32%	10/2/2030	5,870	5,743	5,807	1.48%
Sugar Foods (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	6.00%	11.32%	10/2/2030	1,630	1,613	1,613	0.41%
Summit Hill Foods	(4) (11)	First Lien Term Loan	S +	6.00%	11.34%	11/29/2029	4,737	4,669	4,669	1.19%
Total Food Products								19,285	19,343	4.93%

Gas Utilities
D&H United Fueling Solutions	(4) (11)	First Lien Term Loan	S +	6.00%	10.98%	9/15/2028	7,285	7,171	7,125	1.81%
D&H United Fueling Solutions (Delayed Draw)	(4)	First Lien Term Loan	S +	6.00%	10.98%	9/15/2028	2,319	2,301	2,268	0.58%
D&H United Fueling Solutions (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S +	6.00%	11.46%	9/15/2028	1,090	116	116	0.03%
D&H United Fueling Solutions (Incremental)	(4) (11)	First Lien Term Loan	S +	6.00%	11.46%	9/15/2028	2,405	2,362	2,394	0.61%
Total Gas Utilities								11,950	11,903	3.03%

Health Care Equipment & Supplies
TIDI Products	(4) (7) (11)	First Lien Term Loan	S +	5.50%	10.83%	12/19/2029	7,476	7,405	7,449	1.90%
TIDI Products (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.83%	12/19/2029	1,972	-	(7)	0.00%
Young Innovations	(4) (7) (11)	First Lien Term Loan	S +	5.75%	11.07%	12/3/2029	11,246	11,139	11,138	2.84%
Young Innovations (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.75%	11.07%	12/3/2029	2,349	-	(23)	-0.01%
Total Health Care Equipment & Supplies								18,544	18,557	4.73%

Health Care Providers & Services
Forefront Dermatology	(7) (10) (11)	First Lien Term Loan	S +	4.25%	9.56%	3/30/2029	4,592	4,531	4,494	1.14%
Gastro Health	(4)	First Lien Term Loan	S +	4.50%	9.94%	7/3/2028	8,243	8,202	8,102	2.06%
PromptCare	(4) (7)	First Lien Term Loan	S +	6.00%	11.45%	9/1/2027	9,191	9,109	9,083	2.31%
PromptCare (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	6.00%	11.45%	9/1/2027	1,432	1,425	1,415	0.36%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Term Loan	S +	6.00%	11.28%	9/19/2028	17,250	16,828	17,086	4.35%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners)	(4)	First Lien Term Loan	S +	5.75%	11.18%	10/5/2029	7,745	7,603	7,654	1.95%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.75%	11.18%	10/5/2029	2,534	1,614	1,585	0.40%
Soliant Health	(4)	First Lien Term Loan	S +	4.00%	9.44%	3/31/2028	7,270	7,265	7,294	1.86%
Total Health Care Providers & Services								56,577	56,713	14.43%

Health Care Technology
Acclaim MidCo, LLC (dba ClaimLogiQ)	(4)	First Lien Term Loan	S +	6.00%	11.31%	6/13/2029	3,868	3,798	3,836	0.97%
Acclaim MidCo, LLC (dba ClaimLogiQ) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.31%	6/13/2029	1,559	(7)	(13)	0.00%
Total Health Care Technology								3,791	3,823	0.97%

Household Durables
All My Sons	(4) (11)	First Lien Term Loan	S +	4.75%	10.31%	10/25/2028	5,836	5,795	5,836	1.49%
Total Household Durables								5,795	5,836	1.49%

Household Products
Market Performance Group	(4) (11)	First Lien Term Loan	S +	5.25%	10.56%	1/8/2030	6,093	6,035	6,037	1.53%
Market Performance Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.56%	1/8/2030	1,490	-	(14)	0.00%
Total Household Products								6,035	6,023	1.53%

Industrial Conglomerates
Industrial Service Group	(4)	First Lien Term Loan	S +	6.25%	11.56%	12/7/2028	5,695	5,600	5,731	1.46%
Industrial Service Group (Delayed Draw)	(4)	First Lien Term Loan	S +	6.25%	11.56%	12/7/2028	2,965	2,953	2,984	0.76%
Industrial Service Group (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S +	6.25%	11.56%	12/7/2028	10,977	7,729	7,611	1.94%
Total Industrial Conglomerates								16,282	16,326	4.16%

Insurance
Patriot Growth Insurance Service (Delayed Draw) (Incremental)	(4) (7)	First Lien Term Loan	S +	5.75%	11.20%	10/16/2028	8,938	8,870	8,777	2.23%
Risk Strategies (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	10.96%	11/1/2029	11,272	11,272	11,048	2.81%
Total Insurance								20,142	19,825	5.04%

Internet and Direct Marketing Retail
SmartSign	(4)	First Lien Term Loan	S +	5.50%	10.93%	9/7/2028	7,289	7,234	7,209	1.83%
SmartSign	(4)	First Lien Term Loan	S +	5.75%	11.17%	9/7/2028	2,673	2,626	2,667	0.68%
Total Internet and Direct Marketing Retail								9,860	9,876	2.51%

IT Services
360 Training	(4) (11)	First Lien Term Loan	S +	5.00%	10.33%	8/2/2028	1,508	1,494	1,494	0.38%
360 Training (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	10.33%	8/2/2028	1,346	-	(13)	0.00%
Evergreen Services Group	(4) (7)	First Lien Term Loan	S +	6.25%	11.66%	6/15/2029	9,071	8,925	8,947	2.27%
Evergreen Services Group (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	6.25%	11.66%	6/15/2029	2,170	2,153	2,141	0.55%
Total IT Services								12,572	12,569	3.20%

Leisure Products
TouchTunes Interactive	(4)	First Lien Term Loan	S +	5.00%	10.30%	4/2/2029	7,536	7,476	7,574	1.93%
Total Leisure Products								7,476	7,574	1.93%

Machinery
Hyperion	(10)	First Lien Term Loan	S +	4.50%	9.94%	8/30/2028	4,239	4,227	4,243	1.08%
Total Machinery								4,227	4,243	1.08%

Personal Products
Protective Industrial Products (“PIP”)	(4)	First Lien Term Loan	S +	5.00%	10.44%	12/29/2027	2,344	2,263	2,367	0.60%
Thorne HealthTech	(4) (11)	First Lien Term Loan	S +	6.00%	11.06%	10/16/2030	5,130	5,082	5,081	1.29%
Total Personal Products								7,345	7,448	1.89%

Pharmaceuticals
Wellspring Pharmaceutical	(4)	First Lien Term Loan	S +	5.75%	11.03%	8/22/2028	3,370	3,317	3,317	0.84%
Wellspring Pharmaceutical (Delayed Draw)	(4)	First Lien Term Loan	S +	5.75%	11.03%	8/22/2028	1,567	1,558	1,543	0.39%
Wellspring Pharmaceutical (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S +	6.00%	11.33%	8/22/2028	7,975	(32)	(55)	-0.01%
Wellspring Pharmaceutical (Incremental)	(4)	First Lien Term Loan	S +	6.00%	11.33%	8/22/2028	2,638	2,593	2,620	0.67%
Total Pharmaceuticals								7,436	7,425	1.89%

Professional Services
AG Group Holdings, Inc.	(10)	First Lien Term Loan	S +	4.00%	9.33%	12/29/2028	10,324	10,312	10,246	2.61%
ALKU Intermediate Holdings, LLC	(4)	First Lien Term Loan	S +	6.25%	11.58%	5/23/2029	3,967	3,896	4,006	1.02%
ARMstrong	(4) (11)	First Lien Term Loan	S +	6.25%	11.66%	10/8/2029	5,513	5,435	5,490	1.40%
ARMstrong (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.25%	11.66%	10/8/2029	1,857	(13)	(8)	0.00%
Evergreen Services Group II	(4) (7) (11)	First Lien Term Loan	S +	6.25%	11.31%	10/4/2030	10,449	10,299	10,417	2.65%
Evergreen Services Group II (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	6.25%	11.31%	10/4/2030	8,438	7,692	7,685	1.96%
Keng Acquisition, Inc. (Engage Group Holdings, LLC)	(4) (7) (11)	First Lien Term Loan	S +	6.25%	11.56%	8/1/2029	4,656	4,591	4,638	1.18%
Keng Acquisition, Inc. (Engage Group Holdings, LLC) (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	6.25%	11.56%	8/1/2029	4,496	568	561	0.14%
LSCS Holdings Inc.	(10)	First Lien Term Loan	S +	4.50%	9.94%	12/16/2028	11,055	11,018	10,913	2.78%
Orion Group FM Holdings, LLC (dba Leo Facilities Maintenance)	(4) (11)	First Lien Term Loan	S +	6.25%	11.56%	7/3/2029	7,732	7,624	7,626	1.94%
Orion Group FM Holdings, LLC (dba Leo Facilities Maintenance) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.25%	11.56%	7/3/2029	5,828	997	930	0.24%
Total Professional Services								62,419	62,504	15.92%

Road & Rail
Alternative Logistics Technologies Buyer, LLC	(4) (7) (11)	First Lien Term Loan	S +	5.50%	10.83%	2/14/2031	5,137	5,089	5,088	1.30%
Alternative Logistics Technologies Buyer, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.83%	2/14/2031	1,468	-	(14)	0.00%
Total Road & Rail								5,089	5,074	1.30%

Software
BusinesSolver	(4) (7)	First Lien Term Loan	S +	5.50%	10.91%	12/1/2027	8,802	8,745	8,802	2.24%
BusinesSolver (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.91%	12/1/2027	1,309	310	314	0.08%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.21%	4/15/2027	4,974	4,962	4,704	1.20%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.21%	4/15/2027	1,277	1,270	1,208	0.31%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.21%	4/15/2027	287	286	271	0.07%
Software								15,573	15,299	3.90%

Transportation Infrastructure
FSK Pallet Holding Corp. (DBA Kamps Pallets)	(4) (11)	First Lien Term Loan	S +	6.00%	11.46%	12/23/2026	8,619	8,499	8,313	2.12%
Propark Mobility	(4)	First Lien Term Loan	S +	6.25%	11.40%	1/31/2029	5,879	5,782	5,888	1.50%
Propark Mobility (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.25%	11.40%	1/31/2029	2,696	1,100	1,148	0.29%
Total Transportation Infrastructure								15,381	15,349	3.91%

Wireless Telecommunication Services
Mobile Communications America Inc	(4) (11)	First Lien Term Loan	S +	6.00%	11.31%	10/16/2029	8,913	8,786	8,802	2.24%
Mobile Communications America Inc (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.31%	10/16/2029	2,882	(20)	(36)	-0.01%
Total Wireless Telecommunication Services								8,766	8,766	2.23%

Total Debt Investments								538,041	535,279	136.30%

Cash Equivalents
Blackrock T-Fund Inst	(9)				5.20%			$3,451	$3,451	0.87%
First American Government Obligations Fund - Class Z	(9)				5.20%			2	2	0.00%
U.S. Bank National Association Money Market Deposit Account	(9)				2.05%			9,093	9,093	2.32%
Total Cash Equivalents								12,546	12,546	3.19%

Total Investments								$550,587	$547,825	139.49%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.

(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at March 31, 2024. As of March 31, 2024, the rate for 1M S and 3M S are 5.33% and 5.30% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $392,772 as of March 31, 2024
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. See Note 6. The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.

(8) This portfolio company is not domiciled in the United States.  The principal place of business for Phaidon International is the United Kingdom and the principal place of business for Bakeovations, LLC (d/b/a Commercial Bakeries) is Canada.

(9) Cash equivalents balance represents amounts held in interest-bearing money market funds issued by U.S. Bank National Association, Blackrock T-Fund and First American Government Obligations Fund - Class Z.

(10) Investments valued using observable inputs (Level 2)

(11) Denotes that all or a portion of the assets are owned by SPV I (as defined in Note 1 “Organization”). SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in  substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company. See Note 5 “Secured Borrowings” for more information.